SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total		$ 12,819,230	$ 12,836,594
Total		12,819,230	12,836,594
Secured bank borrowings (Note	[1]	11,708,392	11,437,433
Unsecured bank borrowings		1,110,838	1,399,161
Total		12,285,470	12,000,062
Total		(12,285,470)	(12,000,062)
Amounts shown under non-current liabilities:		533,760	836,532
Total		664,479
Related parties [member]
IfrsStatementLineItems [Line Items]
Total		536,530
Non Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total		127,949
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total		12,285,470
Total		12,285,470
Total		12,285,470	12,000,062
Total		(12,285,470)	(12,000,062)
Total		664,479
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		486,964
Total		486,964
Total		486,964	572,566
Total
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		46,796
Total		46,796
Total		46,796	263,966
Total
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Bank overdrafts - variable rate		1,779,659	880,765
Total		2,557,815	395,592
Total		2,557,815	395,592
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total		8,481,756	11,560,237
Total		$ 8,481,756	$ 11,560,237

[1]	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our shareholders.